Note 9 - Income Taxes	Jun. 30, 2025
Notes
Note 9 - Income Taxes

Note 9 – Income Taxes

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Net deferred tax assets consist of the following components as of June 30:

2025
Deferred Tax Assets:
NOL carryover	$5,249,474
Goodwill	(8,383)
Less valuation allowance	(5,241,092)
Net deferred tax assets	$-

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pre-tax income from continuing operations for the period ended June 30, 2025, due to the following:

	2025
Income tax benefit at statutory rate of 21%	$(209,530)	21.00%
Non deductible interest and debt extinguishment	167,154	-16.75%
State tax net of federal benefit	(14,092)	1.41%
Applife deferred tax assets	(5,184,623)	519.62%
Change in valuation allowance	5,241,091	-525.28%
Income tax benefit (expense)	$-	0.00%

At June 30, 2025, the Company had operating loss carry forwards of approximately $232,000. The AppLife Digital had net operating losses of approximately $19,000,000 incurred prior to the reverse merger. In accordance with Section 382 of the Internal Revenue code, the usage of the Company’s historical net operating loss carryforwards for prior losses of AppLife Digital may be limited as a result of the change in ownership. A full Section 382 analysis has not been prepared and NOLs could be subject to limitation under Section 382.

The Company files corporate income tax returns in the United States (federal) and in California.  Since the Company incurred net operating losses in every tax year since inception, the 2022, 2023 and 2024 income tax returns are subject to examination and adjustments by the IRS for at least three years following the year in which the tax attributes are utilized.